Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000032051 | Palantir Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000032051 | Roku, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000032051 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032051 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032051 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032051 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032051 | Workday, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032051 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032051 | PagerDuty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032051 | Domo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032051 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032051 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000032051 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000032051 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000032051 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032051 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032051 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032051 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000032051 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032051 | Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032051 | Networking
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032051 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032051 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032051 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032051 | Defense & Aerospace
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032051 | Internet
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000032051 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000032051 | Software
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000032051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032051 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052080 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052080 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000052080 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000052080 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000052080 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052080 | Aspen Aerogels, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052080 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052080 | Iberdrola S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052080 | ABB, Ltd. - SP
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052080 | Enovix Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052080 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052080 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000052080 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000052080 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000052080 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000052080 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000052080 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052080 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000052080 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000052080 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052080 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000052080 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000052080 | Defense & Aerospace
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052080 | Advanced Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052080 | Other Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000052080 | Energy Efficiency
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000052080 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052080 | Engineering Service
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000052080 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000052080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000052080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%